Debt - Summary of Outstanding Debt (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Extinguishment Of Debt [Line Items]
Total long-term debt, gross	$ 272,250	$ 272,938	$ 465,712
Less: unamortized debt issuance costs	(5,116)	(5,290)	(5,580)
Total long-term debt, net of issuance costs	267,134	267,648	460,132
Less: current portion	(2,750)	(2,750)	0
Total long-term Debt, net	264,384	264,898	460,132
June 2017 First Lien Loan
Extinguishment Of Debt [Line Items]
Total long-term debt, gross		0	465,712
February 2022 First Lien Loan
Extinguishment Of Debt [Line Items]
Total long-term debt, gross	$ 272,250	$ 272,938	$ 0